UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders are attached herewith.

Semi-Annual Report
February 29, 2024
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Financial Statements (Unaudited)	7
Financial Highlights (Unaudited)	11
Notes to Financial Statements (Unaudited)	15
Other Information (Unaudited)	23
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 29, 2024

Description	% of Net Assets
Novartis AG	2.1%
Sanofi SA	1.5
GSK PLC	1.4
Mitsubishi Corp.	1.4
CRH PLC	1.4
TOTAL	7.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 8.3%
Ampol Ltd.	32,027	$ 820,211
BHP Group Ltd.	11,266	321,695
BlueScope Steel Ltd.	86,609	1,285,797
Brambles Ltd.	27,217	266,604
Fortescue Ltd. (a)	75,415	1,271,082
Helia Group Ltd.	173,406	465,508
JB Hi-Fi Ltd. (a)	15,787	631,701
Magellan Financial Group Ltd.	78,620	414,445
McMillan Shakespeare Ltd.	48,413	689,159
Nick Scali Ltd. (a)	23,800	226,635
oOh!media Ltd.	33,832	40,573
Rio Tinto PLC	13,582	870,772
Scentre Group REIT	605,081	1,223,171
Sonic Healthcare Ltd.	20,486	397,479
Stockland REIT	450,944	1,316,080
Ventia Services Group Pty. Ltd.	257,358	634,001
		10,874,913
AUSTRIA — 0.2%
Raiffeisen Bank International AG	14,271	296,760
BELGIUM — 0.7%
Bekaert SA	3,477	171,963
Colruyt Group NV	10,039	481,530
X-Fab Silicon Foundries SE (b) (c)	32,869	256,134
		909,627
CHINA — 1.0%
CITIC Telecom International Holdings Ltd.	1,122,000	427,046
E-Commodities Holdings Ltd.	814,000	174,663
Yangzijiang Shipbuilding Holdings Ltd.	496,800	646,130
		1,247,839
DENMARK — 2.6%
Danske Bank AS	28,625	840,508
Novo Nordisk AS Class B	14,795	1,758,495
Pandora AS	4,610	743,991
Per Aarsleff Holding AS	2,878	137,087
		3,480,081
FINLAND — 1.2%
Nordea Bank Abp	122,230	1,484,873
Puuilo OYJ	11,373	116,650
		1,601,523
FRANCE — 7.7%
BNP Paribas SA	26,349	1,577,111
Carmila SA REIT	19,517	312,613
Carrefour SA	64,336	1,079,868
Cie de Saint-Gobain SA	20,601	1,585,307
Cie des Alpes	7,574	108,219
Cie Generale des Etablissements Michelin SCA	13,521	499,635
Etablissements Maurel et Prom SA	14,142	76,729
Security Description	Shares	Value
Eurazeo SE	15,584	$ 1,315,452
Forvia SE (c)	3,827	54,453
Ipsen SA	3,900	429,099
LVMH Moet Hennessy Louis Vuitton SE	755	687,728
Publicis Groupe SA	14,322	1,513,557
Rexel SA	24,447	626,209
Societe BIC SA	2,365	170,747
TotalEnergies SE	1,186	75,615
		10,112,342
GERMANY — 9.5%
Allianz SE	6,111	1,676,620
Bilfinger SE	6,304	289,840
Cewe Stiftung & Co. KGaA	1,301	143,424
Deutsche Bank AG	104,868	1,401,125
Deutsche Telekom AG	75,681	1,798,285
Fresenius SE & Co. KGaA	38,994	1,090,705
Heidelberg Materials AG	15,251	1,478,549
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,889	1,809,070
SAF-Holland SE	15,601	295,583
SAP SE	7,948	1,485,073
Siemens AG	5,502	1,087,863
		12,556,137
HONG KONG — 0.6%
Johnson Electric Holdings Ltd.	211,000	287,819
Luk Fook Holdings International Ltd.	67,000	179,277
PAX Global Technology Ltd.	171,000	132,353
SmarTone Telecommunications Holdings Ltd.	153,000	79,143
Stella International Holdings Ltd.	69,000	94,474
		773,066
INDONESIA — 0.8%
First Pacific Co. Ltd.	1,504,000	607,017
First Resources Ltd.	440,500	464,873
		1,071,890
IRELAND — 0.6%
AerCap Holdings NV (c)	11,000	848,980
ISRAEL — 0.1%
Check Point Software Technologies Ltd. (c)	700	112,294
ITALY — 3.7%
A2A SpA	177,476	322,251
Coca-Cola HBC AG	37,164	1,156,383
Enel SpA	58,726	373,400
Intesa Sanpaolo SpA	178,780	567,696
Iren SpA	109,456	215,543
UniCredit SpA	51,127	1,708,026
Unipol Gruppo SpA	62,592	502,770
		4,846,069

See accompanying notes to financial statements.
2

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

Security Description	Shares	Value
JAPAN — 22.3%
Aisin Corp.	16,700	$ 629,035
Amano Corp.	6,900	168,542
Brother Industries Ltd.	6,600	110,477
Canon, Inc.	53,800	1,570,722
Chubu Electric Power Co., Inc.	100,700	1,253,712
Chugoku Marine Paints Ltd.	8,600	123,906
COMSYS Holdings Corp.	9,800	216,107
Daiwa House Industry Co. Ltd.	30,000	866,462
Daiwa Industries Ltd.	5,100	48,442
Daiwa Securities Group, Inc.	23,400	172,004
FCC Co. Ltd.	14,700	207,577
Hitachi Ltd.	9,500	802,545
Honda Motor Co. Ltd.	145,600	1,730,651
INFRONEER Holdings, Inc.	32,700	334,918
Inpex Corp.	71,500	959,088
Itochu Enex Co. Ltd.	15,900	162,160
Japan Post Holdings Co. Ltd.	86,900	838,453
Japan Post Insurance Co. Ltd.	24,000	442,156
JVCKenwood Corp.	17,800	98,546
Konishi Co. Ltd.	15,400	149,562
KYB Corp.	3,000	102,855
Kyoei Steel Ltd.	21,400	346,722
Marubeni Corp.	77,900	1,284,477
Mazda Motor Corp.	65,100	763,379
Mitsubishi Corp.	85,700	1,832,100
Mitsui & Co. Ltd.	40,800	1,783,367
NEC Corp.	21,000	1,413,354
Nippon Yusen KK (a)	8,200	261,009
Nitta Corp.	1,900	47,462
Nomura Real Estate Holdings, Inc.	34,000	844,330
Okamura Corp.	21,700	316,844
Otsuka Holdings Co. Ltd.	6,900	279,921
Renesas Electronics Corp.	80,700	1,321,226
San-Ai Obbli Co. Ltd.	32,800	429,253
Sankyo Co. Ltd.	43,500	496,165
Subaru Corp.	62,900	1,428,172
Sumitomo Corp.	61,900	1,447,994
Tokyo Gas Co. Ltd.	54,700	1,196,380
Tokyo Steel Manufacturing Co. Ltd.	27,200	302,625
Tokyu Fudosan Holdings Corp.	41,800	273,964
Toyoda Gosei Co. Ltd.	2,700	55,488
Toyota Boshoku Corp.	14,100	222,946
Toyota Motor Corp.	39,900	963,700
Toyota Tsusho Corp.	6,200	400,072
Yamato Kogyo Co. Ltd.	11,100	618,230
		29,317,100
JORDAN — 0.8%
Hikma Pharmaceuticals PLC	42,931	1,065,952
NETHERLANDS — 3.8%
ASM International NV	139	84,685
ASML Holding NV	1,745	1,641,759
EXOR NV	5,612	605,331
Security Description	Shares	Value
Koninklijke Philips NV	42,089	$ 841,652
NN Group NV	34,032	1,517,616
Shell PLC	12,020	372,797
		5,063,840
NORWAY — 0.8%
Belships ASA	79,861	156,770
Hoegh Autoliners ASA	35,523	346,491
Stolt-Nielsen Ltd.	14,670	549,712
		1,052,973
SINGAPORE — 3.2%
BW LPG Ltd. (b)	46,111	532,252
ComfortDelGro Corp. Ltd.	587,300	589,242
Oversea-Chinese Banking Corp. Ltd.	130,800	1,261,777
Singapore Airlines Ltd. (a)	110,700	532,295
STMicroelectronics NV	29,271	1,320,015
		4,235,581
SPAIN — 4.1%
ACS Actividades de Construccion y Servicios SA (a)	30,708	1,259,198
Banco Bilbao Vizcaya Argentaria SA	171,894	1,706,602
Banco Santander SA	422,810	1,757,289
Indra Sistemas SA (a)	32,256	616,016
Lar Espana Real Estate Socimi SA REIT	4,805	33,393
		5,372,498
SWEDEN — 2.8%
Arjo AB Class B	55,540	262,527
Attendo AB (b) (c)	37,984	135,940
Betsson AB Class B	59,209	584,871
Clas Ohlson AB Class B	19,855	338,055
Elekta AB Class B (a)	57,222	413,665
Granges AB	45,260	440,096
Inwido AB	21,384	274,767
SSAB AB Class A	72,352	565,337
Trelleborg AB Class B	17,698	642,095
		3,657,353
SWITZERLAND — 5.9%
Aryzta AG (c)	344,715	609,639
BKW AG	7,302	1,023,857
EFG International AG	47,229	676,111
Logitech International SA	16,164	1,425,305
Medacta Group SA (b)	867	124,116
Novartis AG	27,765	2,809,623
Sonova Holding AG	3,451	1,062,597
		7,731,248
UNITED KINGDOM — 9.8%
3i Group PLC	31,624	985,200
Associated British Foods PLC	47,415	1,360,434
AstraZeneca PLC	3,100	390,648
BAE Systems PLC	47,175	739,598
Centrica PLC	680,891	1,081,666

See accompanying notes to financial statements.
3

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

Security Description	Shares	Value
Chemring Group PLC	32,378	$ 141,821
Coca-Cola Europacific Partners PLC	4,652	319,267
Dunelm Group PLC	2,856	41,423
Firstgroup PLC (a)	80,754	161,262
Grafton Group PLC CDI	52,355	645,875
J Sainsbury PLC	321,790	1,013,864
Johnson Service Group PLC	147,502	265,882
Kier Group PLC (c)	105,832	181,685
Mitie Group PLC	498,554	672,119
Next PLC	12,687	1,331,470
Paragon Banking Group PLC	27,942	227,146
Redde Northgate PLC	15,906	69,470
Sage Group PLC	90,404	1,420,185
Tesco PLC	421,952	1,484,972
Tyman PLC	14,025	52,757
Vesuvius PLC	20,227	123,731
Whitbread PLC	4,213	175,656
		12,886,131
UNITED STATES — 7.8%
CRH PLC	21,950	1,821,489
GSK PLC	91,829	1,929,533
Holcim AG	20,498	1,671,177
Nestle SA	8,799	912,983
Roche Holding AG	999	262,021
Sanofi SA	21,185	2,012,394
Stellantis NV	65,819	1,716,895
		10,326,492
TOTAL COMMON STOCKS (Cost $114,508,997)		129,440,689

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.32% (d) (e)	818,568	818,568
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	2,288,641	$ 2,288,641
TOTAL SHORT-TERM INVESTMENTS (Cost $3,107,209)		3,107,209
TOTAL INVESTMENTS — 100.7% (Cost $117,616,206)		132,547,898
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(857,639)
NET ASSETS — 100.0%		$ 131,690,259
(a)	All or a portion of the shares of the security are on loan at February 29, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of February 29, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 29, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 29, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 29, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At February 29, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	16	03/15/2024	$1,760,840	$1,830,280	$69,440

During the period ended February 29, 2024, the average notional value related to futures contracts was $1,645,854.
See accompanying notes to financial statements.
4

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$129,440,689	$—	$—	$129,440,689
Short-Term Investments	3,107,209	—	—	3,107,209
TOTAL INVESTMENTS	$132,547,898	$—	$—	$132,547,898
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 69,440	$—	$—	$ 69,440
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 69,440	$—	$—	$ 69,440
Industry Breakdown as of February 29, 2024

% of Net Assets
Banks	9.6%
Pharmaceuticals	8.3
Trading Companies & Distributors	6.9
Insurance	5.2
Automobiles	5.0
Metals & Mining	4.7
Construction Materials	3.8
Semiconductors & Semiconductor Equipment	3.5
Food Products	3.0
Oil, Gas & Consumable Fuels	2.6
Technology Hardware, Storage & Peripherals	2.4
Software	2.3
Construction & Engineering	2.1
Health Care Equipment & Supplies	2.1
Electric Utilities	2.0
Financial Services	2.0
Consumer Staples Distribution & Retail	1.9
Auto Components	1.8
Capital Markets	1.7
Diversified Telecommunication Services	1.7
Commercial Services & Supplies	1.6
IT Services	1.5
Real Estate Management & Development	1.5
Building Products	1.4
Industrial Conglomerates	1.4
Health Care Providers & Services	1.2
Multi-Utilities	1.2
Media	1.2
Retail REITs	1.2
Textiles, Apparel & Luxury Goods	1.2
Machinery	1.1
Consumer Finance	1.1
Beverages	1.1
Broadline Retail	1.1
Specialty Retail	1.1
Diversified REITs	1.0
Marine	1.0
Gas Utilities	0.9
Aerospace & Defense	0.7
Hotels, Restaurants & Leisure	0.7
Ground Transportation	0.6
Professional Services	0.5
Airlines	0.4
Leisure Equipment & Products	0.4
Electronic Equipment, Instruments & Components	0.2
Chemicals	0.2
Household Durables	0.1
Wireless Telecommunication Services	0.1
See accompanying notes to financial statements.
5

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

% of Net Assets
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/23	Value at 8/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/29/24	Value at 2/29/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	457,641	$ 457,641	$ 9,897,060	$ 9,536,133	$—	$—	818,568	$ 818,568	$24,687
State Street Navigator Securities Lending Portfolio II	3,698,736	3,698,736	11,209,846	12,619,941	—	—	2,288,641	2,288,641	4,983
Total		$4,156,377	$21,106,906	$22,156,074	$—	$—		$3,107,209	$29,670
See accompanying notes to financial statements.
6

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$129,440,689
Investments in affiliated issuers, at value	3,107,209
Total Investments	132,547,898
Foreign currency, at value	580,077
Cash	85
Receivable from broker — variation margin on open futures contracts	69,480
Receivable for fund shares sold	93,625
Dividends receivable — unaffiliated issuers	258,117
Dividends receivable — affiliated issuers	4,390
Securities lending income receivable — unaffiliated issuers	78
Securities lending income receivable — affiliated issuers	694
Receivable from Adviser	47,766
Net receivable for foreign taxes recoverable	612,705
Prepaid expenses and other assets	612
TOTAL ASSETS	134,215,527
LIABILITIES
Due to broker	3,876
Payable upon return of securities loaned	2,288,641
Payable for fund shares repurchased	39,278
Advisory fee payable	76,126
Custodian fees payable	23,356
Administration fees payable	4,433
Shareholder servicing fee payable	1,187
Distribution fees payable	14,958
Trustees’ fees and expenses payable	169
Transfer agent fees payable	21,088
Sub-transfer agent fee payable	243
Registration and filing fees payable	8,679
Professional fees payable	27,113
Printing and postage fees payable	12,853
Accrued expenses and other liabilities	3,268
TOTAL LIABILITIES	2,525,268
NET ASSETS	$131,690,259
NET ASSETS CONSIST OF:
Paid-in capital	$137,667,942
Total distributable earnings (loss)	(5,977,683)
NET ASSETS	$131,690,259
Class A
Net Assets	$ 101,974
Shares Outstanding	9,204
Net asset value, offering and redemption price per share	$ 11.08
Maximum sales charge	5.25%
Maximum offering price per share	$ 11.69
Class I
Net Assets	$ 2,321,060
Shares Outstanding	216,534
Net asset value, offering and redemption price per share	$ 10.72
Class K
Net Assets	$ 44,527,314
Shares Outstanding	4,153,760
Net asset value, offering and redemption price per share	$ 10.72
Class N
Net Assets	$ 84,739,911
Shares Outstanding	7,881,763
Net asset value, offering and redemption price per share	$ 10.75
See accompanying notes to financial statements.
7

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities  (continued)
February 29, 2024 (Unaudited)

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 114,508,997
Investments in affiliated issuers	3,107,209
Total cost of investments	$ 117,616,206
Foreign currency, at cost	$ 580,687
* Includes investments in securities on loan, at value	$ 3,078,802
See accompanying notes to financial statements.
8

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,485,145
Dividend income — affiliated issuers	24,687
Unaffiliated securities lending income	1,964
Affiliated securities lending income	4,983
Foreign taxes withheld	(77,303)
TOTAL INVESTMENT INCOME (LOSS)	1,439,476
EXPENSES
Advisory fee	475,292
Administration fees	31,686
Shareholder servicing fees
Class N	9,408
Distribution fees
Class A	120
Class N	92,039
Custodian fees	40,588
Trustees’ fees and expenses	11,156
Transfer agent fees	23,992
Class A	133
Class I	1,084
Registration and filing fees	41,506
Professional fees and expenses	17,728
Printing and postage fees	4,880
Insurance expense	906
Taxes and fees	364
Miscellaneous expenses	1,457
TOTAL EXPENSES	752,339
Expenses waived/reimbursed by the Adviser	(173,970)
NET EXPENSES	578,369
NET INVESTMENT INCOME (LOSS)	$ 861,107
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,160,777
Foreign currency transactions	(5,606)
Futures contracts	84,181
Net realized gain (loss)	3,239,352
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	6,672,019
Foreign currency translations	8,519
Futures contracts	59,601
Net change in unrealized appreciation/depreciation	6,740,139
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,979,491
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,840,598
See accompanying notes to financial statements.
9

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statements of Changes in Net Assets

	Six Months Ended 2/29/24 (Unaudited)	Year Ended 8/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 861,107	$ 5,095,218
Net realized gain (loss)	3,239,352	(4,715,142)
Net change in unrealized appreciation/depreciation	6,740,139	22,551,800
Net increase (decrease) in net assets resulting from operations	10,840,598	22,931,876
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,111)	(1,873)
Class I	(138,906)	(95,376)
Class K	(2,507,061)	(2,093,536)
Class N	(4,563,615)	(2,927,749)
Total distributions to shareholders	(7,211,693)	(5,118,534)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	2,761	206,126
Reinvestment of distributions	2,111	1,873
Cost of shares redeemed	(4,315)	(4,081,471)
Net increase (decrease) from capital share transactions	557	(3,873,472)
Class I
Proceeds from shares sold	34,291	380,687
Reinvestment of distributions	135,635	93,436
Cost of shares redeemed	(366,825)	(963,564)
Net increase (decrease) from capital share transactions	(196,899)	(489,441)
Class K
Proceeds from shares sold	2,390,167	12,743,713
Reinvestment of distributions	2,507,061	2,093,536
Cost of shares redeemed	(6,884,245)	(41,999,336)
Net increase (decrease) from capital share transactions	(1,987,017)	(27,162,087)
Class N
Proceeds from shares sold	526,909	5,494,356
Reinvestment of distributions	4,517,055	2,898,184
Cost of shares redeemed	(8,911,076)	(20,198,626)
Net increase (decrease) from capital share transactions	(3,867,112)	(11,806,086)
Net increase (decrease) in net assets from beneficial interest transactions	(6,050,471)	(43,331,086)
Net increase (decrease) in net assets during the period	(2,421,566)	(25,517,744)
Net assets at beginning of period	134,111,825	159,629,569
NET ASSETS AT END OF PERIOD	$131,690,259	$ 134,111,825
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	263	22,846
Reinvestment of distributions	197	195
Shares redeemed	(403)	(422,781)
Net increase (decrease) from capital share transactions	57	(399,740)
Class I
Shares sold	3,302	39,937
Reinvestment of distributions	13,118	9,961
Shares redeemed	(35,413)	(98,269)
Net increase (decrease) from capital share transactions	(18,993)	(48,371)
Class K
Shares sold	230,549	1,310,009
Reinvestment of distributions	242,462	223,430
Shares redeemed	(663,575)	(4,463,573)
Net increase (decrease) from capital share transactions	(190,564)	(2,930,134)
Class N
Shares sold	50,908	538,150
Reinvestment of distributions	435,169	308,317
Shares redeemed	(859,351)	(2,016,585)
Net increase (decrease) from capital share transactions	(373,274)	(1,170,118)
See accompanying notes to financial statements.
10

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 2/29/24 (Unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Net asset value, beginning of period	$10.41	$ 9.11	$ 11.84	$ 9.46	$ 9.59	$10.96
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.05	0.17	0.32	0.25	0.19	0.22
Net realized and unrealized gain (loss)	0.85	1.16	(2.57)	2.31	(0.00)(c)	(1.07)
Total from investment operations	0.90	1.33	(2.25)	2.56	0.19	(0.85)
Distributions to shareholders from:
Net investment income	(0.23)	(0.03)	(0.48)	(0.18)	(0.32)	(0.52)
Net asset value, end of period	$ 11.08	$10.41	$ 9.11	$ 11.84	$ 9.46	$ 9.59
Total return (d)	8.70%	14.68%	(19.76)%	27.33%	1.75%	(7.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 102	$ 95	$ 3,725	$4,642	$4,141	$4,148
Ratios to Average Net Assets:
Total expenses (b)	1.55%(e)	1.67%	1.44%	1.55%	1.48%	1.49%
Net expenses (b)	1.28%(e)	1.43%	1.20%	1.29%	1.20%	1.22%
Net investment income (loss) (b)	0.97%(e)	1.87%	3.05%	2.30%	2.03%	2.19%
Portfolio turnover rate	51%(f)	106%	120%	111%	104%	125%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
11

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 2/29/24 (Unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Net asset value, beginning of period	$10.43	$ 9.17	$ 11.93	$ 9.51	$ 9.65	$ 11.05
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.07	0.34	0.37	0.31	0.22	0.34
Net realized and unrealized gain (loss)	0.83	1.27	(2.59)	2.32	0.00(c)	(1.17)
Total from investment operations	0.90	1.61	(2.22)	2.63	0.22	(0.83)
Distributions to shareholders from:
Net investment income	(0.61)	(0.35)	(0.54)	(0.21)	(0.36)	(0.57)
Net asset value, end of period	$10.72	$10.43	$ 9.17	$ 11.93	$ 9.51	$ 9.65
Total return (d)	8.96%	17.82%	(19.47)%	27.94%	2.02%	(7.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,321	$2,456	$ 2,604	$3,419	$2,557	$4,610
Ratios to Average Net Assets:
Total expenses (b)	1.11%(e)	1.11%	1.04%	1.11%	1.15%	1.12%
Net expenses (b)	0.84%(e)	0.87%	0.81%	0.85%	0.87%	0.84%
Net investment income (loss) (b)	1.42%(e)	3.42%	3.46%	2.88%	2.33%	3.38%
Portfolio turnover rate	51%(f)	106%	120%	111%	104%	125%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 2/29/24 (Unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Net asset value, beginning of period	$ 10.43	$ 9.17	$ 11.93	$ 9.52	$ 9.65	$ 11.04
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.08	0.36	0.35	0.32	0.24	0.31
Net realized and unrealized gain (loss)	0.83	1.25	(2.57)	2.31	(0.00)(c)	(1.12)
Total from investment operations	0.91	1.61	(2.22)	2.63	0.24	(0.81)
Distributions to shareholders from:
Net investment income	(0.62)	(0.35)	(0.54)	(0.22)	(0.37)	(0.58)
Net asset value, end of period	$ 10.72	$ 10.43	$ 9.17	$ 11.93	$ 9.52	$ 9.65
Total return (d)	8.97%	18.01%	(19.42)%	27.97%	2.21%	(6.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,527	$45,320	$66,731	$76,748	$60,185	$53,350
Ratios to Average Net Assets:
Total expenses (b)	1.01%(e)	0.99%	0.98%	1.01%	1.03%	1.03%
Net expenses (b)	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	1.53%(e)	3.70%	3.25%	2.93%	2.52%	3.07%
Portfolio turnover rate	51%(f)	106%	120%	111%	104%	125%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
13

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class N
	Six Months Ended 2/29/24 (Unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19
Net asset value, beginning of period	$ 10.45	$ 9.18	$ 11.94	$ 9.53	$ 9.66	$ 11.04
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.07	0.33	0.35	0.29	0.21	0.29
Net realized and unrealized gain (loss)	0.82	1.27	(2.60)	2.32	0.01	(1.12)
Total from investment operations	0.89	1.60	(2.25)	2.61	0.22	(0.83)
Distributions to shareholders from:
Net investment income	(0.59)	(0.33)	(0.51)	(0.20)	(0.35)	(0.55)
Net asset value, end of period	$ 10.75	$ 10.45	$ 9.18	$ 11.94	$ 9.53	$ 9.66
Total return (c)	8.76%	17.79%	(19.61)%	27.63%	1.94%	(7.19)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$84,740	$86,241	$86,569	$117,474	$103,963	$130,895
Ratios to Average Net Assets:
Total expenses (b)	1.27%(d)	1.24%	1.23%	1.26%	1.28%	1.28%
Net expenses (b)	1.00%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	1.27%(d)	3.34%	3.25%	2.64%	2.20%	2.85%
Portfolio turnover rate	51%(e)	106%	120%	111%	104%	125%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
14

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Financial Statements — February 29, 2024 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of February 29, 2024, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
15

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 29, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
16

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”)  understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Fund filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations.  When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract
17

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 29, 2024, the Fund entered into futures contracts in order to equitize cash.
The following tables summarize the value of the Fund's derivative instruments as of February 29, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$69,480	$—	$69,480
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$84,181	$—	$84,181
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$59,601	$—	$59,601
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies and limitations. For its services, the Fund pays the Adviser a management fee at an annual rate of 0.75% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2024 to waive up to the full amount of its management fee and/or to reimburse the Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2024 except with the approval of the Board.  During the period ended February 29, 2024, SSGA FM agreed to reimburse fees of $167,633.
18

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2024. For the period ended February 29, 2024, SSGA FM waived fees in the amount of $6,337.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 29, 2024, are disclosed in the Fund's Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
19

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 29, 2024 were as follows:
	Purchases	Sales
State Street International Stock Selection Fund	$64,542,311	$76,795,273
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2023, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 29, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Stock Selection Fund	$119,073,469	$17,773,859	$4,229,990	$13,543,869
8.    Securities Lending
The  Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 29, 2024, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
20

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of February 29, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Stock Selection Fund	$ 3,078,802	$ 2,288,641	$ 913,093	$ 3,201,734
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 29, 2024:
		Remaining Contractual Maturity of the Agreements as of February 29, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Stock Selection Fund	Common Stocks	$2,288,641	$—	$—	$—	$2,288,641	$2,288,641
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of February 29, 2024.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
21

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

SSGA FUNDS
State Street International Stock Selection Fund
Other Information — February 29, 2024 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent  applicable, distribution (12b-1) and/or service fees;  and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2023 to February 29, 2024.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Stock Selection Fund
Class A	1.28%	$1,087.00	$6.64	$1,018.50	$6.42
Class I	0.84	1,089.60	4.36	1,020.70	4.22
Class K	0.75	1,089.70	3.90	1,021.10	3.77
Class N	1.00	1,087.60	5.19	1,019.90	5.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
23

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — February 29, 2024 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The
Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2022 through
December 31, 2023. SSGA FM reported that the Program operated adequately to meet the requirements of
Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the  Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number above, on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-647-7327 (toll free).
24

State Street International Stock Selection Fund
One Iron Street
Boston, Massachusetts 02210
(800) 647-7327
Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Transfer and Dividend Paying Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGACOMBOSAR01

Semi-Annual Report
February 29, 2024
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 29, 2024

Description	% of Net Assets
Microsoft Corp.	7.1%
Apple, Inc.	6.1
NVIDIA Corp.	4.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.5
TOTAL	23.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 29, 2024

% of Net Assets
Software	10.9%
Semiconductors & Semiconductor Equipment	9.6
Technology Hardware, Storage & Peripherals	6.3
Interactive Media & Services	6.0
Financial Services	4.3
Banks	3.9
Pharmaceuticals	3.9
Broadline Retail	3.8
Oil, Gas & Consumable Fuels	3.4
Health Care Providers & Services	2.6
Health Care Equipment & Supplies	2.5
Insurance	2.1
Specialty Retail	2.1
Hotels, Restaurants & Leisure	2.1
Capital Markets	2.0
Biotechnology	1.9
Consumer Staples Distribution & Retail	1.9
Machinery	1.8
Chemicals	1.5
Automobiles	1.5
Aerospace & Defense	1.5
Life Sciences Tools & Services	1.4
Electric Utilities	1.4
Beverages	1.4
Entertainment	1.3
Household Products	1.2
IT Services	1.2
Ground Transportation	1.2
Specialized REITs	1.0
Industrial Conglomerates	0.8
Food Products	0.8
Communications Equipment	0.8
Diversified Telecommunication Services	0.7
Electronic Equipment, Instruments & Components	0.6
Professional Services	0.6
Media	0.6
Electrical Equipment	0.6
Multi-Utilities	0.6
Commercial Services & Supplies	0.6
Consumer Finance	0.5
Building Products	0.5
Tobacco	0.5
Textiles, Apparel & Luxury Goods	0.5
Air Freight & Logistics	0.4
Household Durables	0.4
Metals & Mining	0.4
Trading Companies & Distributors	0.3
Energy Equipment & Services	0.3
Retail REITs	0.3
Industrial REITs	0.3
Residential REITs	0.3
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Health Care REITs	0.2
Construction Materials	0.2
Airlines	0.2
Personal Products	0.2
Real Estate Management & Development	0.1
Distributors	0.1
Construction & Engineering	0.1
Auto Components	0.1
Office REITs	0.1
See accompanying notes to financial statements.
1

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Water Utilities	0.1%
Gas Utilities	0.0*
Hotel & Resort REITs	0.0*
Independent Power & Renewable Electricity Producers	0.0*
Leisure Equipment & Products	0.0*
Short-Term Investments	1.0
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
COMMUNICATION SERVICES — 8.8%
Alphabet, Inc. Class A (a)	196,746	$ 27,241,451
Alphabet, Inc. Class C (a)	165,459	23,127,859
AT&T, Inc.	234,941	3,977,551
Charter Communications, Inc. Class A (a)	3,400	999,362
Comcast Corp. Class A	134,787	5,775,623
Electronic Arts, Inc.	8,142	1,135,646
Fox Corp. Class A	9,616	286,461
Fox Corp. Class B	5,600	153,328
Interpublic Group of Cos., Inc.	12,228	383,959
Live Nation Entertainment, Inc. (a)	5,300	513,994
Match Group, Inc. (a)	7,587	273,436
Meta Platforms, Inc. Class A	73,764	36,153,949
Netflix, Inc. (a)	14,391	8,676,622
News Corp. Class A	14,614	392,824
News Corp. Class B	3,800	106,362
Omnicom Group, Inc.	6,598	583,197
Paramount Global Class B	18,831	207,894
Take-Two Interactive Software, Inc. (a)	5,294	777,847
T-Mobile U.S., Inc.	16,655	2,719,762
Verizon Communications, Inc.	139,364	5,577,347
Walt Disney Co.	61,018	6,808,389
Warner Bros Discovery, Inc. (a)	76,633	673,604
		126,546,467
CONSUMER DISCRETIONARY — 10.6%
Airbnb, Inc. Class A (a)	14,800	2,330,556
Amazon.com, Inc. (a)	302,500	53,469,900
Aptiv PLC (a)	9,611	763,978
AutoZone, Inc. (a)	614	1,845,696
Bath & Body Works, Inc.	8,646	395,122
Best Buy Co., Inc.	6,513	526,771
Booking Holdings, Inc. (a)	1,126	3,905,903
BorgWarner, Inc.	8,963	279,018
Caesars Entertainment, Inc. (a)	6,777	294,596
CarMax, Inc. (a)	5,192	410,168
Carnival Corp. (a)	32,449	514,641
Chipotle Mexican Grill, Inc. (a)	937	2,519,377
Darden Restaurants, Inc.	3,946	673,622
Domino's Pizza, Inc.	1,119	501,704
DR Horton, Inc.	9,779	1,461,374
eBay, Inc.	16,292	770,286
Etsy, Inc. (a)	4,005	287,118
Expedia Group, Inc. (a)	4,775	653,316
Ford Motor Co.	132,231	1,644,954
Garmin Ltd.	4,899	672,878
General Motors Co.	46,041	1,886,760
Genuine Parts Co.	4,820	719,433
Hasbro, Inc.	5,132	258,088
Hilton Worldwide Holdings, Inc.	8,543	1,745,506
Security Description	Shares	Value
Home Depot, Inc.	33,316	$ 12,680,403
Las Vegas Sands Corp.	11,000	599,720
Lennar Corp. Class A	8,680	1,375,867
LKQ Corp.	8,100	423,549
Lowe's Cos., Inc.	19,303	4,645,653
Lululemon Athletica, Inc. (a)	3,800	1,774,942
Marriott International, Inc. Class A	8,106	2,025,446
McDonald's Corp.	24,329	7,110,880
MGM Resorts International (a)	10,200	441,456
Mohawk Industries, Inc. (a)	1,969	233,563
NIKE, Inc. Class B	40,526	4,211,867
Norwegian Cruise Line Holdings Ltd. (a)	16,300	316,057
NVR, Inc. (a)	110	838,813
O'Reilly Automotive, Inc. (a)	2,012	2,187,889
Pool Corp.	1,265	503,622
PulteGroup, Inc.	7,352	796,810
Ralph Lauren Corp.	1,696	315,320
Ross Stores, Inc.	11,534	1,718,105
Royal Caribbean Cruises Ltd. (a)	7,300	900,455
Starbucks Corp.	37,669	3,574,788
Tapestry, Inc.	6,154	292,500
Tesla, Inc. (a)	91,891	18,550,955
TJX Cos., Inc.	37,524	3,720,129
Tractor Supply Co.	3,788	963,364
Ulta Beauty, Inc. (a)	1,749	959,431
VF Corp. (b)	12,628	206,342
Whirlpool Corp. (b)	2,155	231,425
Wynn Resorts Ltd.	3,391	356,733
Yum! Brands, Inc.	9,749	1,349,457
		151,836,306
CONSUMER STAPLES — 5.9%
Altria Group, Inc.	58,541	2,394,912
Archer-Daniels-Midland Co.	17,561	932,665
Brown-Forman Corp. Class B	5,827	350,960
Bunge Global SA	5,000	471,850
Campbell Soup Co.	7,661	326,665
Church & Dwight Co., Inc.	8,303	831,296
Clorox Co.	4,169	639,149
Coca-Cola Co.	129,378	7,765,268
Colgate-Palmolive Co.	27,892	2,413,216
Conagra Brands, Inc.	14,679	412,186
Constellation Brands, Inc. Class A	5,276	1,311,191
Costco Wholesale Corp.	14,730	10,957,500
Dollar General Corp.	7,274	1,056,985
Dollar Tree, Inc. (a)	7,245	1,062,697
Estee Lauder Cos., Inc. Class A	7,964	1,183,291
General Mills, Inc.	19,295	1,238,353
Hershey Co.	5,106	959,519
Hormel Foods Corp.	11,098	391,981
J M Smucker Co.	3,555	427,204
Kellanova	9,784	539,588

See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

Security Description	Shares	Value
Kenvue, Inc.	59,763	$ 1,135,497
Keurig Dr Pepper, Inc.	34,889	1,043,530
Kimberly-Clark Corp.	11,647	1,411,267
Kraft Heinz Co.	27,451	968,471
Kroger Co.	22,642	1,123,270
Lamb Weston Holdings, Inc.	4,700	480,387
McCormick & Co., Inc.	8,422	579,939
Molson Coors Beverage Co. Class B	5,909	368,840
Mondelez International, Inc. Class A	44,510	3,252,346
Monster Beverage Corp. (a)	24,410	1,442,631
PepsiCo, Inc.	45,721	7,559,510
Philip Morris International, Inc.	51,385	4,622,595
Procter & Gamble Co.	78,536	12,482,512
Sysco Corp.	17,341	1,404,101
Target Corp.	15,636	2,391,057
Tyson Foods, Inc. Class A	8,849	479,970
Walgreens Boots Alliance, Inc.	24,834	527,971
Walmart, Inc.	142,422	8,347,353
		85,287,723
ENERGY — 3.7%
APA Corp.	9,509	283,273
Baker Hughes Co.	33,198	982,329
Chevron Corp.	58,058	8,825,397
ConocoPhillips	39,308	4,423,722
Coterra Energy, Inc.	25,652	661,308
Devon Energy Corp.	21,486	946,673
Diamondback Energy, Inc.	5,966	1,088,914
EOG Resources, Inc.	19,023	2,177,373
EQT Corp.	11,426	424,476
Exxon Mobil Corp.	133,666	13,970,770
Halliburton Co.	30,567	1,071,985
Hess Corp.	8,916	1,299,507
Kinder Morgan, Inc.	64,955	1,129,567
Marathon Oil Corp.	19,689	477,458
Marathon Petroleum Corp.	12,512	2,117,406
Occidental Petroleum Corp.	22,960	1,391,606
ONEOK, Inc.	20,166	1,514,870
Phillips 66	14,292	2,036,753
Pioneer Natural Resources Co.	7,853	1,846,947
Schlumberger NV	46,511	2,247,877
Targa Resources Corp.	7,000	687,680
Valero Energy Corp.	11,075	1,566,669
Williams Cos., Inc.	40,272	1,447,376
		52,619,936
FINANCIALS — 12.8%
Aflac, Inc.	17,133	1,383,318
Allstate Corp.	9,067	1,446,368
American Express Co.	19,012	4,171,613
American International Group, Inc.	24,046	1,752,713
Ameriprise Financial, Inc.	3,376	1,375,247
Aon PLC Class A	6,648	2,100,702
Security Description	Shares	Value
Arch Capital Group Ltd. (a)	12,838	$ 1,124,480
Arthur J Gallagher & Co.	7,415	1,808,741
Assurant, Inc.	1,704	309,191
Bank of America Corp.	227,706	7,860,411
Bank of New York Mellon Corp.	25,272	1,417,506
Berkshire Hathaway, Inc. Class B (a)	60,479	24,760,103
BlackRock, Inc.	4,634	3,759,750
Blackstone, Inc.	24,000	3,067,680
Brown & Brown, Inc.	7,479	629,807
Capital One Financial Corp.	12,273	1,688,888
Cboe Global Markets, Inc.	3,500	672,000
Charles Schwab Corp.	49,112	3,279,699
Chubb Ltd.	13,397	3,371,623
Cincinnati Financial Corp.	4,974	567,036
Citigroup, Inc.	62,731	3,480,943
Citizens Financial Group, Inc.	15,394	483,218
CME Group, Inc.	11,658	2,568,840
Comerica, Inc.	5,172	255,393
Discover Financial Services	7,977	962,824
Everest Group Ltd.	1,458	537,827
FactSet Research Systems, Inc.	1,301	601,817
Fidelity National Information Services, Inc.	19,435	1,344,708
Fifth Third Bancorp	21,927	752,973
Fiserv, Inc. (a)	19,944	2,977,041
FleetCor Technologies, Inc. (a)	2,365	660,474
Franklin Resources, Inc.	10,551	289,625
Global Payments, Inc.	9,057	1,174,693
Globe Life, Inc.	2,584	327,987
Goldman Sachs Group, Inc.	10,803	4,202,907
Hartford Financial Services Group, Inc.	10,067	964,821
Huntington Bancshares, Inc.	44,914	585,679
Intercontinental Exchange, Inc.	18,678	2,585,409
Invesco Ltd.	17,689	272,587
Jack Henry & Associates, Inc.	2,380	413,573
JPMorgan Chase & Co.	95,776	17,820,083
KeyCorp	30,771	439,102
Loews Corp.	5,606	421,179
M&T Bank Corp.	5,643	788,553
MarketAxess Holdings, Inc.	1,400	298,774
Marsh & McLennan Cos., Inc.	16,111	3,258,772
Mastercard, Inc. Class A	27,628	13,116,669
MetLife, Inc.	20,187	1,407,841
Moody's Corp.	5,339	2,025,723
Morgan Stanley	41,738	3,591,137
MSCI, Inc.	2,688	1,507,887
Nasdaq, Inc.	11,175	628,035
Northern Trust Corp.	6,568	539,430
PayPal Holdings, Inc. (a)	34,994	2,111,538
PNC Financial Services Group, Inc.	13,247	1,949,958
Principal Financial Group, Inc.	7,326	592,380

See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

Security Description	Shares	Value
Progressive Corp.	19,400	$ 3,677,464
Prudential Financial, Inc.	11,706	1,275,837
Raymond James Financial, Inc.	6,300	758,016
Regions Financial Corp.	30,340	565,234
S&P Global, Inc.	10,756	4,607,655
State Street Corp. (c)	9,633	710,241
Synchrony Financial	13,297	549,166
T Rowe Price Group, Inc.	7,422	841,284
Travelers Cos., Inc.	7,882	1,741,607
Truist Financial Corp.	45,536	1,592,849
U.S. Bancorp	51,351	2,154,688
Visa, Inc. Class A	52,720	14,900,781
W R Berkley Corp.	6,250	522,500
Wells Fargo & Co.	120,598	6,704,043
Willis Towers Watson PLC	3,628	989,029
Zions Bancorp NA	5,758	227,038
		184,304,708
HEALTH CARE — 12.4%
Abbott Laboratories	57,655	6,840,189
AbbVie, Inc.	58,734	10,340,121
Agilent Technologies, Inc.	9,909	1,361,100
Align Technology, Inc. (a)	2,472	747,582
Amgen, Inc.	17,905	4,902,926
Baxter International, Inc.	17,009	696,008
Becton Dickinson & Co.	9,550	2,249,502
Biogen, Inc. (a)	5,047	1,095,149
Bio-Rad Laboratories, Inc. Class A (a)	847	276,020
Bio-Techne Corp.	6,004	441,714
Boston Scientific Corp. (a)	49,398	3,270,642
Bristol-Myers Squibb Co.	67,913	3,446,585
Cardinal Health, Inc.	8,470	948,471
Catalent, Inc. (a)	6,900	395,646
Cencora, Inc.	5,452	1,284,491
Centene Corp. (a)	17,196	1,348,682
Charles River Laboratories International, Inc. (a)	1,911	485,757
Cigna Group	9,773	3,285,096
Cooper Cos., Inc.	6,600	617,760
CVS Health Corp.	43,369	3,225,353
Danaher Corp.	21,756	5,507,314
DaVita, Inc. (a)	2,072	263,082
DENTSPLY SIRONA, Inc.	8,566	279,937
Dexcom, Inc. (a)	12,820	1,475,197
Edwards Lifesciences Corp. (a)	20,208	1,715,053
Elevance Health, Inc.	7,682	3,850,602
Eli Lilly & Co.	26,414	19,907,703
GE HealthCare Technologies, Inc.	12,549	1,145,473
Gilead Sciences, Inc.	40,760	2,938,796
HCA Healthcare, Inc.	6,410	1,997,997
Henry Schein, Inc. (a)	4,200	321,174
Hologic, Inc. (a)	8,462	624,496
Humana, Inc.	3,965	1,389,019
Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	2,691	$ 1,547,944
Illumina, Inc. (a)	5,511	770,603
Incyte Corp. (a)	6,800	396,848
Insulet Corp. (a)	2,200	360,800
Intuitive Surgical, Inc. (a)	11,657	4,494,939
IQVIA Holdings, Inc. (a)	6,173	1,525,719
Johnson & Johnson	80,315	12,961,235
Laboratory Corp. of America Holdings	2,974	641,878
McKesson Corp.	4,382	2,284,819
Medtronic PLC	43,639	3,637,747
Merck & Co., Inc.	84,331	10,722,687
Mettler-Toledo International, Inc. (a)	690	860,582
Moderna, Inc. (a)	10,800	996,192
Molina Healthcare, Inc. (a)	1,797	707,856
Pfizer, Inc.	187,129	4,970,146
Quest Diagnostics, Inc.	3,710	463,342
Regeneron Pharmaceuticals, Inc. (a)	3,590	3,468,263
ResMed, Inc.	5,089	884,061
Revvity, Inc.	3,690	404,387
STERIS PLC	3,354	781,180
Stryker Corp.	11,145	3,890,385
Teleflex, Inc.	1,754	390,774
Thermo Fisher Scientific, Inc.	12,815	7,306,857
UnitedHealth Group, Inc.	30,673	15,140,193
Universal Health Services, Inc. Class B	2,400	400,944
Vertex Pharmaceuticals, Inc. (a)	8,582	3,610,791
Viatris, Inc.	39,337	486,599
Waters Corp. (a)	1,867	629,963
West Pharmaceutical Services, Inc.	2,570	920,985
Zimmer Biomet Holdings, Inc.	7,227	898,750
Zoetis, Inc.	14,989	2,972,768
		178,204,874
INDUSTRIALS — 8.6%
3M Co.	18,469	1,701,364
A O Smith Corp.	4,100	339,890
Allegion PLC	2,873	367,370
American Airlines Group, Inc. (a)	21,190	332,259
AMETEK, Inc.	7,976	1,437,116
Automatic Data Processing, Inc.	13,434	3,373,680
Axon Enterprise, Inc. (a)	2,400	737,688
Boeing Co. (a)	18,698	3,809,157
Broadridge Financial Solutions, Inc.	3,900	793,962
Builders FirstSource, Inc. (a)	3,800	741,684
Carrier Global Corp.	27,670	1,537,899
Caterpillar, Inc.	16,853	5,628,228
CH Robinson Worldwide, Inc.	4,497	333,138
Cintas Corp.	2,922	1,836,798

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

Security Description	Shares	Value
Copart, Inc. (a)	29,624	$ 1,574,516
CSX Corp.	64,233	2,437,000
Cummins, Inc.	4,874	1,309,205
Dayforce, Inc. (a)	5,900	411,584
Deere & Co.	8,941	3,263,912
Delta Air Lines, Inc.	21,149	893,968
Dover Corp.	4,575	756,613
Eaton Corp. PLC	13,473	3,893,697
Emerson Electric Co.	19,076	2,038,271
Equifax, Inc.	4,139	1,132,389
Expeditors International of Washington, Inc.	4,967	594,053
Fastenal Co.	19,819	1,446,985
FedEx Corp.	7,736	1,926,032
Fortive Corp.	12,220	1,040,289
Generac Holdings, Inc. (a)	2,023	227,608
General Dynamics Corp.	7,690	2,101,292
General Electric Co.	36,047	5,655,414
Honeywell International, Inc.	21,820	4,336,289
Howmet Aerospace, Inc.	11,963	796,138
Hubbell, Inc.	1,800	685,206
Huntington Ingalls Industries, Inc.	1,279	372,982
IDEX Corp.	2,284	538,796
Illinois Tool Works, Inc.	9,101	2,385,827
Ingersoll Rand, Inc.	14,006	1,279,168
Jacobs Solutions, Inc.	4,016	588,946
JB Hunt Transport Services, Inc.	2,617	539,913
Johnson Controls International PLC	22,831	1,353,193
L3Harris Technologies, Inc.	6,112	1,293,666
Leidos Holdings, Inc.	4,300	549,798
Lockheed Martin Corp.	7,380	3,160,411
Masco Corp.	7,115	546,147
Nordson Corp.	1,737	461,434
Norfolk Southern Corp.	7,585	1,921,887
Northrop Grumman Corp.	4,597	2,119,309
Old Dominion Freight Line, Inc.	3,000	1,327,440
Otis Worldwide Corp.	13,213	1,259,199
PACCAR, Inc.	17,119	1,898,326
Parker-Hannifin Corp.	4,275	2,289,049
Paychex, Inc.	10,763	1,319,759
Paycom Software, Inc.	1,822	332,315
Pentair PLC	4,702	365,769
Quanta Services, Inc.	4,854	1,172,290
Republic Services, Inc.	6,457	1,185,505
Robert Half, Inc.	4,174	335,590
Rockwell Automation, Inc.	3,963	1,129,772
Rollins, Inc.	8,825	388,918
RTX Corp.	47,497	4,259,056
Snap-on, Inc.	1,606	442,710
Southwest Airlines Co.	19,627	672,617
Stanley Black & Decker, Inc.	5,650	504,488
Textron, Inc.	6,363	566,752
Security Description	Shares	Value
Trane Technologies PLC	7,660	$ 2,159,890
TransDigm Group, Inc.	1,837	2,163,508
Uber Technologies, Inc. (a)	68,900	5,477,550
Union Pacific Corp.	20,239	5,134,432
United Airlines Holdings, Inc. (a)	10,517	478,418
United Parcel Service, Inc. Class B	24,134	3,578,107
United Rentals, Inc.	2,267	1,571,643
Veralto Corp.	7,585	655,496
Verisk Analytics, Inc.	4,905	1,186,519
Waste Management, Inc.	11,938	2,455,050
Westinghouse Air Brake Technologies Corp.	5,982	845,197
WW Grainger, Inc.	1,512	1,471,872
Xylem, Inc.	8,534	1,084,245
		124,313,653
INFORMATION TECHNOLOGY — 29.4%
Accenture PLC Class A	20,705	7,759,820
Adobe, Inc. (a)	15,035	8,423,810
Advanced Micro Devices, Inc. (a)	53,768	10,351,953
Akamai Technologies, Inc. (a)	4,784	530,641
Amphenol Corp. Class A	19,315	2,109,971
Analog Devices, Inc.	16,591	3,182,486
ANSYS, Inc. (a)	3,042	1,016,545
Apple, Inc.	485,433	87,742,015
Applied Materials, Inc.	27,874	5,619,956
Arista Networks, Inc. (a)	8,427	2,338,830
Autodesk, Inc. (a)	6,889	1,778,533
Broadcom, Inc.	14,553	18,926,031
Cadence Design Systems, Inc. (a)	9,227	2,808,514
CDW Corp.	4,447	1,094,896
Cisco Systems, Inc.	133,813	6,472,535
Cognizant Technology Solutions Corp. Class A	16,097	1,271,985
Corning, Inc.	26,176	843,914
Enphase Energy, Inc. (a)	4,455	565,830
EPAM Systems, Inc. (a)	1,968	599,059
F5, Inc. (a)	1,755	328,571
Fair Isaac Corp. (a)	800	1,015,928
First Solar, Inc. (a)	3,300	507,837
Fortinet, Inc. (a)	20,673	1,428,711
Gartner, Inc. (a)	2,600	1,210,456
Gen Digital, Inc.	17,519	376,483
Hewlett Packard Enterprise Co.	41,566	633,050
HP, Inc.	29,992	849,673
Intel Corp.	140,632	6,054,208
International Business Machines Corp.	30,120	5,573,104
Intuit, Inc.	9,363	6,206,639
Jabil, Inc.	3,900	561,951
Juniper Networks, Inc.	10,454	387,112
Keysight Technologies, Inc. (a)	5,914	912,530

See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

Security Description	Shares	Value
KLA Corp.	4,468	$ 3,048,516
Lam Research Corp.	4,315	4,048,549
Microchip Technology, Inc.	18,312	1,540,772
Micron Technology, Inc.	35,990	3,261,054
Microsoft Corp.	246,842	102,103,725
Monolithic Power Systems, Inc.	1,500	1,080,060
Motorola Solutions, Inc.	5,654	1,868,025
NetApp, Inc.	6,887	613,769
NVIDIA Corp.	81,971	64,848,897
NXP Semiconductors NV	8,700	2,172,651
ON Semiconductor Corp. (a)	15,027	1,185,931
Oracle Corp.	52,412	5,853,372
Palo Alto Networks, Inc. (a)	10,316	3,203,634
PTC, Inc. (a)	4,079	746,498
Qorvo, Inc. (a)	3,080	352,814
QUALCOMM, Inc.	37,226	5,873,891
Roper Technologies, Inc.	3,491	1,901,652
Salesforce, Inc. (a)	32,420	10,011,944
Seagate Technology Holdings PLC	6,121	569,559
ServiceNow, Inc. (a)	6,876	5,303,734
Skyworks Solutions, Inc.	5,143	539,604
Synopsys, Inc. (a)	4,991	2,863,486
TE Connectivity Ltd.	10,554	1,515,132
Teledyne Technologies, Inc. (a)	1,453	620,823
Teradyne, Inc.	5,098	528,102
Texas Instruments, Inc.	30,253	5,062,234
Trimble, Inc. (a)	8,191	501,207
Tyler Technologies, Inc. (a)	1,344	587,516
VeriSign, Inc. (a)	2,990	583,917
Western Digital Corp. (a)	9,580	569,723
Zebra Technologies Corp. Class A (a)	1,647	460,304
		422,904,672
MATERIALS — 2.3%
Air Products & Chemicals, Inc.	7,568	1,771,215
Albemarle Corp. (b)	3,730	514,181
Amcor PLC	46,908	424,986
Avery Dennison Corp.	2,581	558,864
Ball Corp.	10,226	654,669
Celanese Corp. (b)	3,065	465,788
CF Industries Holdings, Inc.	6,161	497,316
Corteva, Inc.	23,861	1,277,041
Dow, Inc.	23,091	1,290,325
DuPont de Nemours, Inc.	13,802	954,960
Eastman Chemical Co.	4,555	399,656
Ecolab, Inc.	8,702	1,956,558
FMC Corp.	4,780	269,544
Freeport-McMoRan, Inc.	48,132	1,819,871
International Flavors & Fragrances, Inc.	8,817	665,683
International Paper Co.	10,112	357,560
Linde PLC	15,992	7,177,529
Security Description	Shares	Value
LyondellBasell Industries NV Class A	8,622	$ 864,614
Martin Marietta Materials, Inc.	2,066	1,193,549
Mosaic Co.	9,816	305,867
Newmont Corp.	39,577	1,236,781
Nucor Corp.	8,349	1,605,513
Packaging Corp. of America	2,700	489,213
PPG Industries, Inc.	8,190	1,159,704
Sherwin-Williams Co.	7,624	2,531,397
Steel Dynamics, Inc.	5,200	695,864
Vulcan Materials Co.	4,490	1,193,666
Westrock Co.	8,053	364,720
		32,696,634
REAL ESTATE — 2.3%
Alexandria Real Estate Equities, Inc. REIT	4,770	594,962
American Tower Corp. REIT	15,360	3,054,490
AvalonBay Communities, Inc. REIT	4,728	836,998
Boston Properties, Inc. REIT	4,739	306,708
Camden Property Trust REIT	4,100	387,368
CBRE Group, Inc. Class A (a)	10,408	956,391
CoStar Group, Inc. (a)	13,653	1,188,221
Crown Castle, Inc. REIT	14,519	1,596,219
Digital Realty Trust, Inc. REIT	9,962	1,462,521
Equinix, Inc. REIT	3,100	2,755,342
Equity Residential REIT	11,082	667,247
Essex Property Trust, Inc. REIT	1,975	457,015
Extra Space Storage, Inc. REIT	6,694	943,653
Federal Realty Investment Trust REIT	2,800	282,380
Healthpeak Properties, Inc. REIT	20,531	343,894
Host Hotels & Resorts, Inc. REIT	22,759	472,022
Invitation Homes, Inc. REIT	18,923	644,707
Iron Mountain, Inc. REIT	9,474	745,035
Kimco Realty Corp. REIT	20,350	402,116
Mid-America Apartment Communities, Inc. REIT	3,664	460,492
Prologis, Inc. REIT	30,326	4,041,546
Public Storage REIT	5,346	1,517,569
Realty Income Corp. REIT	27,600	1,438,236
Regency Centers Corp. REIT	5,799	359,248
SBA Communications Corp. REIT	3,465	724,982
Simon Property Group, Inc. REIT	10,741	1,591,172
UDR, Inc. REIT	9,900	351,450
Ventas, Inc. REIT	13,102	554,084
VICI Properties, Inc. REIT	33,266	995,651
Welltower, Inc. REIT	18,181	1,675,561
Weyerhaeuser Co. REIT	24,867	854,927
		32,662,207

See accompanying notes to financial statements.
7

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

Security Description	Shares	Value
UTILITIES — 2.1%
AES Corp.	21,959	$ 333,777
Alliant Energy Corp.	7,500	358,125
Ameren Corp.	8,814	627,469
American Electric Power Co., Inc.	17,238	1,468,505
American Water Works Co., Inc.	6,487	768,969
Atmos Energy Corp.	5,200	587,132
CenterPoint Energy, Inc.	20,586	566,115
CMS Energy Corp.	9,701	556,546
Consolidated Edison, Inc.	11,472	1,000,473
Constellation Energy Corp.	10,421	1,755,417
Dominion Energy, Inc.	26,611	1,272,804
DTE Energy Co.	6,559	710,668
Duke Energy Corp.	25,105	2,305,392
Edison International	13,288	903,850
Entergy Corp.	6,742	684,785
Evergy, Inc.	7,574	375,216
Eversource Energy	11,996	704,165
Exelon Corp.	32,407	1,161,467
FirstEnergy Corp.	17,760	650,194
NextEra Energy, Inc.	68,574	3,784,599
NiSource, Inc.	15,578	405,963
NRG Energy, Inc.	7,498	414,789
PG&E Corp.	72,549	1,210,843
Pinnacle West Capital Corp.	4,469	305,367
PPL Corp.	24,204	638,260
Public Service Enterprise Group, Inc.	17,321	1,080,830
Sempra	21,152	1,493,331
Southern Co.	35,552	2,390,872
WEC Energy Group, Inc.	10,970	861,035
Xcel Energy, Inc.	18,524	976,030
		30,352,988
TOTAL COMMON STOCKS (Cost $260,908,790)		1,421,730,168

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.32% (d) (e)	13,413,928	$ 13,413,928
State Street Navigator Securities Lending Portfolio II (c) (f)	1,273,763	1,273,763
TOTAL SHORT-TERM INVESTMENTS (Cost $14,687,691)		14,687,691
TOTAL INVESTMENTS — 99.9% (Cost $275,596,481)		1,436,417,859
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,312,521
NET ASSETS — 100.0%		$ 1,437,730,380
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 29, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 29, 2024 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 29, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 29, 2024.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At February 29, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	72	03/15/2024	$17,615,063	$18,372,126	$757,063

During the period ended February 29, 2024, the average notional value related to futures contracts was $12,314,855.
See accompanying notes to financial statements.
8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 29, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,421,730,168	$—	$—	$1,421,730,168
Short-Term Investments	14,687,691	—	—	14,687,691
TOTAL INVESTMENTS	$1,436,417,859	$—	$—	$1,436,417,859
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 757,063	$—	$—	$ 757,063
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 757,063	$—	$—	$ 757,063

Affiliate Table
	Number of Shares Held at 8/31/23	Value at 8/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/29/24	Value at 2/29/24	Dividend Income
State Street Corp.	12,033	$ 827,148	$ —	$ 180,678	$118,115	$(54,344)	9,633	$ 710,241	$ 15,226
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,972,314	9,972,314	69,543,519	66,101,905	—	—	13,413,928	13,413,928	218,432
State Street Navigator Securities Lending Portfolio II	1,167,160	1,167,160	24,541,796	24,435,193	—	—	1,273,763	1,273,763	3,262
Total		$11,966,622	$94,085,315	$90,717,776	$118,115	$(54,344)		$15,397,932	$236,920
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,421,019,927
Investments in affiliated issuers, at value	15,397,932
Total Investments	1,436,417,859
Net cash at broker	258,041
Receivable from broker — accumulated variation margin on futures contracts	758,438
Receivable for fund shares sold	189,427
Dividends receivable — unaffiliated issuers	1,989,862
Dividends receivable — affiliated issuers	72,320
Securities lending income receivable — unaffiliated issuers	16
Securities lending income receivable — affiliated issuers	544
Receivable from Adviser	945
Receivable for foreign taxes recoverable	2,571
Prepaid expenses and other assets	5,677
TOTAL ASSETS	1,439,695,700
LIABILITIES
Payable upon return of securities loaned	1,273,763
Payable for fund shares repurchased	345,341
Advisory fee payable	121,062
Custodian fees payable	13,689
Administration fees payable	37,244
Shareholder servicing fee payable	26,908
Distribution fees payable	41,483
Trustees’ fees and expenses payable	235
Transfer agent fees payable	38,737
Professional fees payable	35,063
Printing and postage fees payable	31,672
Accrued expenses and other liabilities	123
TOTAL LIABILITIES	1,965,320
NET ASSETS	$1,437,730,380
NET ASSETS CONSIST OF:
Paid-in capital	$ 247,839,959
Total distributable earnings (loss)	1,189,890,421
NET ASSETS	$1,437,730,380
NET ASSET VALUE PER SHARE
Net asset value per share	$ 241.38
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,956,331
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 260,660,740
Investments in affiliated issuers	14,935,741
Total cost of investments	$ 275,596,481
* Includes investments in securities on loan, at value	$ 1,275,829
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Statement of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 13,920
Dividend income — unaffiliated issuers	10,389,376
Dividend income — affiliated issuers	233,658
Unaffiliated securities lending income	8,238
Affiliated securities lending income	3,262
Foreign taxes withheld	(3,204)
TOTAL INVESTMENT INCOME (LOSS)	10,645,250
EXPENSES
Advisory fee	196,742
Administration fees	327,902
Shareholder servicing fees	157,393
Distribution fees	242,648
Custodian fees	29,100
Trustees’ fees and expenses	15,621
Transfer agent fees	84,104
Registration and filing fees	49,049
Professional fees and expenses	20,713
Printing and postage fees	27,026
Insurance expense	8,323
Miscellaneous expenses	12,799
TOTAL EXPENSES	1,171,420
Expenses waived/reimbursed by the Adviser	(142,587)
NET EXPENSES	1,028,833
NET INVESTMENT INCOME (LOSS)	$ 9,616,417
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	56,618,943
Investments — affiliated issuers	118,115
Futures contracts	850,441
Net realized gain (loss)	57,587,499
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	107,976,047
Investments — affiliated issuers	(54,344)
Futures contracts	364,004
Net change in unrealized appreciation/depreciation	108,285,707
NET REALIZED AND UNREALIZED GAIN (LOSS)	165,873,206
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$175,489,623
See accompanying notes to financial statements.
11

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months Ended 2/29/24 (Unaudited)	Year Ended 8/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,616,417	$ 20,072,366
Net realized gain (loss)	57,587,499	166,028,853
Net change in unrealized appreciation/depreciation	108,285,707	(4,346,032)
Net increase (decrease) in net assets resulting from operations	175,489,623	181,755,187
Distributions to shareholders	(142,174,093)	(121,162,544)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	59,189,700	93,080,717
Reinvestment of distributions	140,270,806	119,345,799
Cost of shares redeemed	(124,930,049)	(313,903,398)
Net increase (decrease) in net assets from beneficial interest transactions	74,530,457	(101,476,882)
Net increase (decrease) in net assets during the period	107,845,987	(40,884,239)
Net assets at beginning of period	1,329,884,393	1,370,768,632
NET ASSETS AT END OF PERIOD	$1,437,730,380	$1,329,884,393
SHARES OF BENEFICIAL INTEREST:
Shares sold	255,759	426,352
Reinvestment of distributions	625,523	590,344
Shares redeemed	(537,081)	(1,460,832)
Net increase (decrease)	344,201	(444,136)
See accompanying notes to financial statements.
12

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Six Months Ended 2/29/24 (Unaudited)	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20(a)	Year Ended 8/31/19(a)(b)
Net asset value, beginning of period	$ 236.97	$ 226.34	$ 286.85	$ 253.59	$ 222.06	$ 244.74
Income (loss) from investment operations:
Net investment income (loss) (c)	1.69	3.43	3.36	3.43	4.55	4.38(d)(e)
Net realized and unrealized gain (loss)	28.98	28.42	(32.17)	66.60	42.08	(2.52)
Total from investment operations	30.67	31.85	(28.81)	70.03	46.63	1.86
Distributions to shareholders from:
Net investment income	(1.79)	(3.43)	(4.54)	(2.88)	(4.20)	(4.26)
Net realized gains	(24.47)	(17.79)	(27.16)	(33.89)	(10.90)	(20.28)
Total distributions	(26.26)	(21.22)	(31.70)	(36.77)	(15.10)	(24.54)
Net asset value, end of period	$ 241.38	$ 236.97	$ 226.34	$ 286.85	$ 253.59	$ 222.06
Total return (f)	13.83%	15.81%	(11.36)%	31.01%	22.14%	2.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,437,730	$1,329,884	$1,370,769	$1,709,109	$1,609,456	$1,527,785
Ratios to average net assets:
Total expenses	0.17%(g)	0.17%	0.17%	0.18%	0.19%	0.20%
Net expenses	0.16%(d)(e)(g)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)
Net investment income (loss)	1.47%(d)(e)(g)	1.56%(d)(e)	1.31%(d)(e)	1.33%(d)(e)	2.02%(d)(e)	2.00%(d)(e)
Portfolio turnover rate	1%(h)	2%	2%	4%	5%	3%(i)
(a)	After the close of trading on April 17, 2020, State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio prior to the discontinuance of the master feeder structure.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
13

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — February 29, 2024 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end management investment company.
As of February 29, 2024, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
14

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 29, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
15

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 29, 2024, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of February 29, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$758,438	$—	$758,438
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$850,441	$—	$850,441
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$364,004	$—	$364,004
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated
16

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

prior to December 31, 2024 except with the approval of the Board. During the period ended February 29, 2024, SSGA FM agreed to reimburse fees of $77,007.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2024. For the period ended February 29, 2024, SSGA FM waived fees in the amount of $65,580. The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 29, 2024, are disclosed in the Fund's Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
17

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 29, 2024 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$17,892,708	$78,763,796
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2023, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 29, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$303,898,566	$1,176,607,981	$43,331,625	$1,133,276,356
8.    Securities Lending
The  Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 29, 2024, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
18

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 29, 2024 (Unaudited)

The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of February 29, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
State Street S&P 500 Index Fund	$ 1,275,829	$ 1,273,763	$ 1,273,763
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 29, 2024:
		Remaining Contractual Maturity of the Agreements as of February 29, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$1,273,763	$—	$—	$—	$1,273,763	$1,273,763
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of February 29, 2024.
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

SSGA FUNDS
State Street S&P 500 Index Fund
Other Information — February 29, 2024 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2023 to February 29, 2024.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund	0.16%	$1,138.30	$0.85	$1,024.10	$0.81
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
20

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — February 29, 2024 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The
Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2022 through
December 31, 2023. SSGA FM reported that the Program operated adequately to meet the requirements of
Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number above, on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-647-7327 (toll free).
21

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 647-7327
Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank Financial Center
One Congress Street
Boston, Massachusetts 02114
Transfer and Dividend Paying Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGASPSAR01

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SSGA FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	May 3, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	May 3, 2024